Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 14,361	£ 18,574
Financial liabilities, at fair value		(4,351)	(5,026)
Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		756	688
Financial liabilities, at fair value		0	0
Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		521	456
Financial liabilities, at fair value		0	0
Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	768
Financial liabilities, at fair value		(167)	0
Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6,811	8,304
Financial liabilities, at fair value		0	0
Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,228	698
Financial liabilities, at fair value		0	(3)
Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		899	1,071
Financial liabilities, at fair value		(19)	(19)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	991	1,374
Financial liabilities, at fair value	[1]	(176)	(261)
Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		605	2,478
Financial liabilities, at fair value		(812)	(2,456)
Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		291	192
Financial liabilities, at fair value		(298)	(185)
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		539	1,381
Financial liabilities, at fair value		(342)	(331)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,711	1,136
Financial liabilities, at fair value		(2,528)	(1,743)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9	28
Financial liabilities, at fair value		£ (9)	£ (28)

[1]	Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property